Unique Loan ID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
7000002	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/05/2017.  The last borrower contact, on 1/8/17, was the borrower calling to schedule the December payment. The servicer explained that the payment is considered late after the due date bu they have a grace period before late charges are assessed.  The servicer also explained that the loan is reported after 30 days past due.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: An insurance claim was filed for wind damages on 07/XX/2014 in the amount of $5,850.50, claim number XXX;  the claim was not monitored per comments dated 08/06/2014.  No monitoring due to claim under $10K and account current.
			Moderate risk of future delinquency due to past history and borrower self employed as sub contractor.	7/31/2017	6/17/2017
7000021	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/25/2017.  Third  party called inquiring hoi renewal advised payment was mailed.,
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7000024	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/06/2017.  The borrower contacted the servicer on 06/06/2017 to authorize a payment in the amount of $491.83.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/8/2017
7000093	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7000106	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/23/2017.  Borrower called in to make a payment in the amount of $1697.39 dated for 6/23/17.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Commentary reflects Bankruptcy as reason for default in comments recorded in 2013, and bankruptcy disclaimer has been read to borrower.  No details regarding previous bankruptcy are available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7000113	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/22/2017.  Received call from authorized spouse. Gave okay to draft $251.25 07-22-2017. Conference number XXX. Borrower stated she will call back once she has next payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/28/2017
7000132	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/06/2017.  Borrower called because confused by multiple drafts from account within same month.  Agent advised it was due to vague wording in ACH form.  Agent sent new form to borrower to submit.  Borrower also had questions regarding escrow analysis and potential payments.  Agent sent email to escrow department and asked results of inquiry be sent to borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/20/2017
7000160	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/14/2017.  The borrower contacted the servicer on 06/14/2017 to authorize a payment in the amount of $1,700.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7000161	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/04/2017.  A third party, family member, called in to inquire where to send the Power of Attorney for the borrowers.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000162	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2017.  The borrower contacted the servicer on 05/19/2017 to authorize a payment in the amount of $1,222.86.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000167	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/07/2017.  Borrower made a phone payment
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/7/2017
7000169	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  Borrower set up payment in the amount of $844.57
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7000171	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7000177	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/15/2017.  Servicer discussed payment reversal in the system, appears to be payment application error and not actually and insufficient and confirmed with borrower 1 that account has been 1 month behind and 5/31 payment was applied to 4/1.  Borrower authorized draft in the amount $871.60.  Confirmation number provided.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/15/2017
7000179	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/26/2017.  Authorized third party called wanted to make payment with credit card advised we don’t accept credit cards third party stated will use money gram.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7000180	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/08/2016.  borrower called to speak to agent  because borrower stated was under the impression that he was on recurring payment s; Agent informed  borrower was not XXX
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7000181	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7000182	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  The borrower’s spouse called wanted to schedule a payment for the end of the month.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  There is evidence of a bankruptcy filed due to the bankruptcy disclaimer given during several phone calls noted. No case information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000186	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/31/2017.  Borrower called in to schedule June payment
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/13/2017
7000188	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Commentary doesn’t indicate any borrower contact.	7/31/2017	6/21/2017
7000193	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/15/2017.  Borrower called in to make a payment.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/15/2017
7000195	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  The borrower called in to make payment one time draft effective 06/16/2017
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7000215	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/11/2016.  The borrower contacted the servicer on 04/11/2016 to inquire about refinancing the property.  The servicer transferred the call to the refinancing department.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7000239	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 03/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/17/2017.  Borrower requested servicer’s Money Gram receiver code. Borrower indicated they had no further questions.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7000242	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/08/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7000247	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/07/2016.  Borrower advised that will keep making payments with a little extra every month until they have a full payment
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7000251	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/15/2017.  Co borrower called to make a payment in the amount of 676.13.  Co borrower stated they were short on funds to make the previously scheduled draft and requested to have payment split.  Co borrower scheduled payments for 5/15 and 5/26.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000260	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/09/2017.  On 6/9/17, the co-borrower called the servicer and who provided a MoneyGram for the next payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/13/2017
7000261	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 03/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/24/2017.  Borrower made payment for $911.38, effective 05/24/2017.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000265	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days [1] Verbal Dispute - Servicer responded and appears issue is closed	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/03/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Comments on 4/3/2017 indicated there was a payment dispute; there is no evidence to indicate the matter was still outstanding.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/06/2017.  The borrower called in to request a payoff. The payoff was provided verbally as well as mailed.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000271	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 03/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7000274	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 03/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/15/2017.  Borrower postdated a check for 6/23/2017.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/15/2017
7000290	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 03/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/05/2017.  The borrower was called to follow up on loss mitigation application. The borrower requested a call back in a day or so.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000291	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  The borrower was contacted for payment arrangements. The borrower requested a call back at Noon.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000308	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/14/2017.  Borrower advised didn’t know when will be making June payment
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: NCP-HAMP request for modification verification package was sent on 04/25/2016.	7/31/2017	6/21/2017
7000309	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/31/2017.  Borrower called in to make a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Potential Title issue noted 07/10/2015, Borrower states that a $31000.00 judgement against him is incorrect. No further evidence this potential issue has been remedied.	7/31/2017	6/21/2017
7000318	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/21/2017.  Commentary provided on 11/12/2015 reflects that the borrower advised that they mailed the November payment on 11/06/2015.  The borrower was advised that the payment had not yet been received and to give it a few more days before he decides to cancel and reissue or make another payment arrangement.  The borrower was advised to wait until about the 16th to give a full 10 business days to receive the payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000325	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 03/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/02/2017.  Borrower made a phone payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/17/2017
7000330	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/27/2017.  On 1/27/17, the borrower called the servicer and made a payment in the amount of $768.23.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Notes from prior servicer indicate the loan was previously modified and re defaulted prior to Bankruptcy filing.	7/31/2017	6/20/2017
7000340	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 03/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/30/2016.  Borrower called and stated account was just compromised.  Representative offered ACH and Payment over the Phone but Borrower refused to draft on phone.  Representative explained bill pay procedures and other ways to pay as well as telephone hours and then Borrower hung up.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/8/2017
7000351	2	[2] Currently Delinquent Mortgage [1] Delinquent Taxes - Delinquent taxes, but not tax sale	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/06/2017.  Borrower stated they sent payment to lender for December and January.  Servicer offered online to borrower, they refused.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7000361	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 03/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/16/2016.  Outbound call  to borrower, stated reason for delinquency is curtailment of income.  Promised to pay made for 3/31/2016.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/15/2017
7000381	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/06/2017.  Borrower  1 called , verified borrower. Borrower inquiring about auto draft form, due for May. Warm transferred the call.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2006.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2006 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/6/2017
7000412	3	[3] Verbal Dispute - No indication servicer ever responded and appears issue still active [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/04/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is not resolved and the status indicates No indication servicer every responded and appears issue still active. The borrower stated they did not authorize an automatic payment withdrawal from their bank account on 03/31. A manager was assigned to follow up.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/06/2017.  The borrower called to confirm that the ACH is bi-weekly.  The borrower expressed interest in a modification in 11/2015; the loan was reinstated with 401K funds and the borrower did not submit further documentation.  The loan was previously in foreclosure until the loan was brought current.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7000421	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 03/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/21/2017.  The borrower informed the servicer on 06/21/2017 that the payment should be made within a few days.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000441	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 04/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/12/2017.  The borrower called to set payment up over the phone.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000445	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 03/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/21/2017.  Called authorized 3rd party and advised payment was received for the incorrect amount. 3rd party stated will catch up when possible and hung up.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000463	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/19/2016. The dispute type is Written and the reason is Escrow Dispute. The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower stated escrow amount charged was to high. Borrower advised that a new analysis would be completed and if the amount was reduced, then the balance would be sent back to him.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 03/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/31/2017.  On 5/31/17, the borrower called the servicer to make a one-time payment in the amount of $1,456.64.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7000480	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/10/2017.  Agent spoke to borrower who received a letter and declined to be transferred to the right department nor to update any of his information. Residence said to be in good condition.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/15/2017
7000483	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 03/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/20/2017.  Borrower called in to make a payment, one time draft
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: There was no communication from the borrower possibly due to the performing pay history. There is also nothing to indicate an approval for loss mitigation.	7/31/2017	6/20/2017
7000499	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  The borrower called in to make a payment in the amount of $1567.51 dated for 6/16/17.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7000509	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/24/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000548	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/21/2017.  Outbound call: spoke to borrower who advised will call in payment once social security income comes in.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.  Unable to dtermine MFR filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000575	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/15/2017.  Borrower called in and set a 1 time payment in the amount of $336.12 dated for 5/15/17.  Borrower was advised about her payment increasing due to the modification expiring.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000577	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/30/2017.  Borrower spoke with agent discussed account and stated made arrangements to pay property taxes.  In addition the borrower stated does not want the account to escrow for taxes.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000580	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/03/2017.  On 3/3/17, the borrower called the servicer to make a one-time payment in the amount of $1,505.78.  The borrower originally was going to pay 2/1317, in the amount of $611.14, but changed the payment due to the received late notice.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7000584	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/19/2016.  12/19/16 Spoke with borrower 1, verified account. Received email authorization on file, updated phone numbers, and took payment for total due conference number
 12191614387875.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7000589	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/01/2017.  The borrower called, inquire about reverse mortgage, the servicer responded that they do not know much about it and ask if borrower is still interested in continuing with the loss mitigation application.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000593	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 08/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/14/2017.  Borrower responded to collection call and stated they will make payment in a few days.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000603	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/14/2016.  The borrower requested a copy of the 1098 tax form for the year 2014.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/14/2017
7000604	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/31/2017.  Borrower told agent that there was already a payment scheduled 05/31/2017
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7000612	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/11/2017.  The borrower accepted  the letter in a a blank sealed confidential envelope and was encourage to give the lender a call.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7000613	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/31/2016.  Representative made New Board call.  Borrower advised will make installment when funds are available.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000621	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/11/2017.  Borrower made a payment in the amount of 1447.95.  confirmation number provided.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000623	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  Borrower was reached regarding the account, was advised of missing documents, what needed to be sent and how to get a new 1099 form if needed.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7000625	2	[2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/05/2017.  Borrower had no concerns with last contact and had installments scheduled.  Borrower stated her father was back in the hospital.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  10/31/2014 loss draft check in amount of 3272.24 date 10/22/2014 received for roof damage. No further details regarding claim or if repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 04/26/2016 FEMA disaster declared on 04/25/2016 for storms 0417/2016 - 04/24/2016; no evidence of damage.	7/31/2017	6/20/2017
7000666	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  Borrower called in and made a payment in the amount of $853.78 dated for 6/16/17.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2003.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2004 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7000722	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2017.  The borrower called in and set up a payment of $2,488.20 for April and May installments.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7000725	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 10/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/20/2017.  Borrower made a payment of 1435.75.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7000726	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/15/2017.  Servicer spoke with co borrower who confirmed to call back since primary borrower is the one to talk to.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7000727	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/15/2017.  Agent reached out to borrower in regard to amount due and borrower authorized a payment for $2400
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/15/2017
7000731	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/13/2016.  Spoke to authroized spouse who made a one time payment by phone in amount of $695.78.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7000732	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/09/2017.  Borrower called in for a one time payment draft. Borrower trying to bring the account current.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7000733	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 05/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/22/2017.  The borrower called in and made a payment.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed with bar.  The bankruptcy was dismissed on 03/XX/2015.  The proof of claim was filed 06/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified on 08/XX/2015 and has remained current.	7/31/2017	6/19/2017
7000741	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/17/2017.  Borrower called in from transfer  advised past due and rolling 30 borrower declined to schedule payment stating needing to speak with spouse.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7000742	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/11/2017.  Authorized 3rd party called in and made payment for $477.96, effective 05/11/2017.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings, which began on 02/XX/2014, were closed and billed as the loan was modified on 11/XX/2014. The account was re-referred to foreclosure on 07/XX/2015; but the case was closed in 09/2015 as the borrower reinstated the loan.	7/31/2017	6/16/2017
7000744	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/31/2017.  Called the borrower who stated forgetting to mail payment scheduled payment effective today.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000746	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/21/2017.  The borrower informed the servicer on 06/21/2017 that the next payment will be made on 07/08/2017.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000748	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/21/2017.  On 6/21/17, the borrower called the servicer to make a one-time draft for 6/23/17 in the amount of $657.15.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000749	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 05/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/10/2017.  Borrower spoke to the servicer and needed their online password reset.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000758	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 07/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/13/2017.  Borrower was called by servicer to see why she is behind, borrower stated she sent a payment to the previous servicer.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000761	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 07/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/23/2017.  Borrower spoke to the servicer in regards to their account. Recently unable to contact borrower.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per borrower, account should be due for September payment. Payment from 9/30/13 was to be applied to 09/01/13 and payment from 9/9/13 was to be applied to 08/01/2013. Borrower was to send copies of confirmation as well as bank statements. On 02/18/14, research showed the payment was rejected due to insufficient funds.	7/31/2017	6/17/2017
7000765	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 07/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  Borrower called in and made in the amount of $1589 dated for 6/16/17.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7000771	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 06/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2017.  servicer discussed payment options with co borrower.  Co borrower states will draft the June payment before 6/16/2017 and declined confirmation number and survey.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7000775	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 08/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/06/2017.  On 6/6/17, the servicer called the borrower and the borrower agreed to do a one-time draft with an effective date of 6/9/17.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The borrower has made multiple payments in the most recent months which were returned due to insufficient payments. Payments received on 07/30/2016, 04/30/2016, 04/13/2016, 03/30/2016 and 02/29/2016 were returned due to insufficient funds.	7/31/2017	6/19/2017
7000780	2	[2] Loan is in Bankruptcy	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 08/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/14/2017.  servicer read bankruptcy disclosure to borrower and advised of 36 months of an escrow spread, provided borrower with breakdown of payments.  Borrower promised to pay 6/16 1179.80, confirmation number refused by borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Comments reflect a prior bankruptcy case was dismissed on 05/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/17/2017
7000784	2	[2] Currently Delinquent Mortgage [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/23/2016. The dispute type is Verbal and the reason is Escrow Dispute. The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve. Borrower disputing the taxes included in escrow as they state there is a one time assessment that is being carried. Comment dated 08/24/2016 reflects the tax bill has been received.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 08/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/05/2017.  The borrower was called to remind them of payment draft scheduled for 06/10/2017. The borrower stated they will call back after draft scheduled for 07/08/2017 to scheduled payments to bring the account current.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2015 and there is evidence of reaffirmation.  Bankruptcy was discharged and closed with reaffirmation on 03/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000785	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 08/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/04/2017.  Borrower stated that she understands that she owes 2 payments and asked to be called back on the evening of the 14th to schedule payments.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7000787	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 08/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/11/2017.  Borrower called in made a payment one time draft effective 05/11/2017
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7000788	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 08/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/05/2017.  The borrower was contacted to discuss the Homeowners Association lien. The borrower advised is aware of the lien and stated they are in a repayment plan with the association. The borrower advised did not known how much was remaining in the payment plan.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000789	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 08/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/24/2017.  The borrower made a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7000793	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 08/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/28/2017.  Borrower called to schedule a one time draft for 04/28/17 in the amount of $1034.44
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000810	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/13/2017.  Call transfered to AM as requested.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/13/2017
7000811	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/17/2016. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. On 6/14/17, the borrower called the servicer. After the borrower was verified by the servicer, the borrower was transferred to the account manager.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/14/2017.  Borrower called regarding the payoff request and was informed it was mailed on 09/09/2016.  However, the customer advised had not yet received it and was upset about the long hold times and then hung up.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/14/2017
7000814	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/14/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000819	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/14/2017.  Spoke with borrower’s spouse and processed payment.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7000907	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/29/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2016.  The proof of claim was filed 10/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/7/2017
7000911	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/12/2017.  The borrower contacted the servicer on 06/12/2017 to authorize a payment in the amount of $586.39.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/12/2017
7000916	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/10/2017.  Borrower initiated auto-draft for 06/09/2017
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/15/2017
7000945	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  The borrower submitted a dispute to the servicer regarding the reporting of his modification.  The servicer reviewed and responded in the following commentary.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7000947	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 09/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/04/2017.  Borrower called in to make a payment in the amount of $1064.27 dated for 5/4/17.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7000953	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/15/2017.  Borrower called in stated that borrower will become current and back on track in July and was not currently interested in a repayment plan or Loss Mitigation options.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7000960	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  Borrower called in for one month auto-draft. 06/16/2017
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7000968	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/24/2017.  Borrower called in and stated she will make payments online.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Foreclosure proceedings were closed and billed upon completion of the loan modification.	7/31/2017	6/16/2017
7001007	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 08/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/17/2017.  The borrower called to state that the check would be sent on 5/17/2017.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001018	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/08/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001020	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 08/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/15/2017.  Borrower called and made the payment  for the 5/17/2017 installment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/04/2015, the borrower was approved for an 11 month repayment plan in the amount of $4508.00; effective 09/01/2015 through 07/01/2016. the borrower completed the plan and the loan has remained current.	7/31/2017	6/15/2017
7001030	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 10/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/07/2017.  Borrower made payment for $1,426.09, effective 06/07/2017.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/7/2017
7001032	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/20/2017.  Borrower called the servicer and wanted to check on the status of the loss draft claim.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2015.  The proof of claim was filed 07/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments on 4/25/2017 indicate that there was wind damage to the home since 3/8/2017. Has siding and gutter damage on the home per comments on 5/1/2017.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001034	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 09/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/02/2017.  Borrower made monthly payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/15/2017
7001040	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/18/2017.  Borrower called in regarding mortgage statement showing due for April and May, explained mortgage statement generated and mailed before April payment was received
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/9/2017
7001041	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/10/2017.  Contact was made with the borrower. They discussed the account and a refund check.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7001081	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/18/2017. The dispute type is Verbal and the reason is Billing Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower disputes due date on loan.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/10/2017.  The borrower submitted a payment on 05/19/2017 and 06/2/17. This will bring loan due for 06/01/2017. Borrower declined to set up additional payments.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7001089	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 09/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/18/2017.  Borrower called in who wanted to pay April’s payment and will pay May’s payment in a couple of weeks. Borrower’s checks are being garnished and that will end in two weeks. Advised borrower to get in the second payment  before the end of May so that it would not effect borrower’s credit. Borrower advised is getting divorced and got a loan out a couple of years ago and second borrower has not paid it back.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001125	2	[2] Loan is in Bankruptcy	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/22/2017.  The last payment was received on 08/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 11/XX/2013.  Post petition plan was confirmed on 02/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7001126	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/20/2017.  The last payment was received on 08/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/07/2016.  Borrower called regarding lender placed insurance letter. Borrower states policy has been renewed. Loan updated.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Bankruptcy filed on 04/XX/2012 and discharged on 08/XX/2012.	7/31/2017	6/19/2017
7001139	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/13/2016.  The borrower called in to advise the borrowers paid the taxes. The borrower was advised to send in proof of payment. The borrower called back advising the proof of payment was faxed and if a refund was available.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001144	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/20/2017.  The last payment was received on 11/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/06/2017.  The borrower advised was hoping to pick up mores hours at work to be able to make an additional payment toward the end of the month. Also advised would work on getting homeowners insurance coverage instead of force placed insurance.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001147	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/29/2016.  Borrower called to make monthly payment in the amount of $1,296.89.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7001153	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 08/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/01/2017.  The borrower contacted the servicer on 06/01/2017 to authorize a payment in the amount of $843.07.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7001169	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/05/2017.  The last payment was received on 09/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/06/2017.  On 2/6/17, the co-borrower called the servicer and wanted to know if payments could be made online.  The borrower also made a payment over the phone for $630.00.  The servicer provided the borrower with the account manager’s phone number.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001171	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[2] Currently Delinquent Mortgage

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/09/2017.  Called XXX, Spoke with third party, XXX, read disclaimer. Stated will make May payment on 6/14/2017. Explained loss mitigation, but does not want to apply, but will review application.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The commentary dated 09/06/2016 refers to a leak in the home and on 09/22/2016 the borrower states damage in her kitchen that were not covered by insurance.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001179	2	[2] Currently Delinquent Mortgage [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/03/2017. The dispute type is Verbal and the reason is Payment Dispute. The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve. The borrower stated payment was made for the month of April by check and by telephone draft. The borrower was to send in statements showing the check was cashed.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 09/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/03/2017.  The borrower stated they should not be due for May as two payments were made for April. The borrower will send bank statements that reflect installment history.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 10/3/2016 Moratorium FEMA Disaster Declared on 09/30/16 for Storms 8/31/2016 to 9/11/2016; no further notes provided.	7/31/2017	6/12/2017
7001184	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/25/2017.  The last payment was received on 09/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/07/2017.  Payment made for $2,401.89, via IVR, effective 06/07/2017.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/7/2017
7001223	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/23/2017.  The last payment was received on 11/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  The borrower called in to discuss the account. The borrower requested assistance with the payment due to both being on a fixed income. The borrower was offered a 6 month repayment plan with a $744.21 payment. The borrower agreed that is affordable.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2002.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2003 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7001230	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 07/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/29/2017.  The borrower called in and made a payment.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2005.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 09/XX/2006.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001238	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/26/2017.  Borrower called in to set up draft for 5/27/17
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001245	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/04/2016.  The last contact with the borrower was established on 05/04/2016 at which time the borrower called in asking why the taxes were not paid. The borrower was advised the taxes were paid on time.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The comments on 10/07/2015 indicated the loan was previously modified, and the modification ended in 09/2015.	7/31/2017	6/16/2017
7001251	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7001259	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/03/2017.  Borrower called in to speak to agent in regards to homeowners insurance  with spouse added
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/15/2017
7001284	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 11/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/31/2017.  Outbound call: Spoke to borrower2 who indicated that borrower1 handles the mortgage and to call back at 4:30 eastern standard time.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	5/31/2017
7001289	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/05/2016.  The borrower called in on 07/05/2016 in regards to making the final payment on the repayment plan.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7001308	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 10/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/09/2017.  The borrower made a one time draft for the amount of $690.14.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/15/2017
7001342	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/25/2017.  The last payment was received on 10/04/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/03/2017.  Spoke with co-borrower, co-borrower wanted an update on their payment, co-borrower was advised that the payment was received on 3/18.  Co-borrower has stated that they are going to mail another payment.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001358	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 10/11/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Disaster declared on 01/21/2016 for storms December 23, 2015 - No damage noted in comments	7/31/2017	6/21/2017
7001398	2	[2] Loan is in Bankruptcy	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/24/2017.  The last payment was received on 10/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/01/2017.  The borrower was contacted for payment arrangements. The borrower was advised the payment was returned Non-sufficient funds. The borrower advised that is incorrect, will contact the bank and call back on 06/02/2017.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7001416	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 10/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/17/2017.  Borrower called in and made a one time payment. Borrower advised self-employed  which is seasonal work and it has been much slower than normal but expecting to be caught up within the next few months.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001418	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 10/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/24/2017.  On 4/24/17, the borrower called the servicer to get a password and to make a payment in the amount of $323.18.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001429	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 10/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/20/2017.  Borrower wanted to apply for financial assistance and requested the documents. The servicer printed the document and dropped envelope in the mail.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7001434	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/29/2017.  Borrower called in to do a one time
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001455	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Notes indicate Cancellation for Non-payment received from XXX, Policy, effective 01/31/2017, issued 03/03/2017.	7/31/2017	7/31/2017
7001475	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/27/2017.  The last payment was received on 11/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/14/2016.  The borrower advised the rep to email the loan modification documents to her and they would sign and notarize the same day.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001492	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/11/2017.  Authorized spouse CIP advised that she can go through BAF process if she is looking to purchase the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The borrower had filed an insurance claim for hurricane damage. A check for $5840.52 was endorsed and sent to the borrower on 10/24/2016. There is no indication that repairs were made or that an inspection was required.	7/31/2017	6/20/2017
7001496	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/20/2017.  Borrower was reached and advised he will make the payment online next week when he receives his first paycheck from his new job.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7001511	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/23/2017.  Outbound call: spoke with co-borrower about payment. Co-borrower advised does not handle loan at all but believes that borrower sent out the payment the other day as borrower mentioned it to co-borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/7/2017
7001525	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/19/2017.  Representative contacted Borrower regarding missing documents needed for loss mitigation review.  Representative advised that Profilt & Loss statements are needed for business even if there was no income.  Borrower advised will gather Profit & Loss statements.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7001535	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/12/2016.  The borrower called and made a payment in the amount of $726.10.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/1/2017
7001538	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/16/2017.  Borrower spoke with agent discussed account status, stated was trying to bring account current, had suffered a stroke back in January.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001540	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/31/2017.  Spoke with borrower who indicated that the borrower did not mail the check as promised, now has the funds but will only mail check instead of make payment by phone. Borrower understands this will affect credit but stated does not care.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/14/2017
7001543	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/02/2017.  Spoke to the borrower who stated they are waiting to start a training to start a new job. A payment has been scheduled for 06/29/2017.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/15/2017
7001544	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/01/2017.  Borrower think she can make a payment on 6/21/2017 but it won’t be enough to bring account current.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001572	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/10/2017.  Borrower stated that they would set up bank bill pay if it is sent electronic
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7001575	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/02/2016.  Lender advised the customer of the total amount due, late charges and the possible negative credit reporting. Borrower made payment over the phone.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Co-Borrower passed away on 12/29/2015.	7/31/2017	6/15/2017
7001576	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/12/2017.  The borrower contacted the servicer on 06/12/2017 regarding unable to access the account online.  The servicer reset the password for the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2009.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/12/2017
7001577	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/24/2017.  The borrower called in to set up a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001579	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 10/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/08/2017.  Borrower and Agent discuss loan delinquency. Borrower advised payment was made online. Reason for delinquency is due to unexpected medical expense and surgery. Borrower plans to become current using bonus.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/8/2017
7001586	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/14/2017.  Borrower called in to make a payment, one time draft
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7001600	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2017.  The borrower called to schedule a 1x draft payment for $680.59 on 05/19/2017.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2009.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2009.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001604	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 11/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified on 08/XX/2016. In additions funds in the amount of $41,300, were received from the Hardest Hit Funds program. The funds were applied on 07/12/2016.	7/31/2017	6/21/2017
7001606	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  Agent spoke it borrower in to a payment inquiry and borrower stated already a payment was already made.; Agent reviewed account; Borrower stated also will June payment by the 30th
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7001628	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/29/2017.  Talked to borrower. Borrower was short on previous payment by 21.02, the servicer request for shortage amount, borrower was unable to make that payment now, he said he’ll pay the shortage with next month payment.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7001655	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/19/2017.  On 6/19/17, the servicer called the co-borrower in an attempt to schedule the June payment.  The servicer advised that taxes were paid and taxes will become escrowed if the $1,708.92 balance cannot be paid in full.  The borrower stated that contact will be made on 6/23/17.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 3/6/17 and 3/31/17 indicates that the primary borrower is deceased.	7/31/2017	6/19/2017
7001682	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/25/2017.  The borrower advised had put the payment in the mail the day before.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001690	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/26/2017.  Borrower discussed with Agent that payment was returned from Bill pay again. Borrower plans to call back in and make payment after gathering banking information. Borrower also advised that sale on home should be completed within the next two weeks.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001696	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/08/2017.  Person stated they were borrower but refused to cooperate
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7001727	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/10/2017.  The borrower made a payment over the phone for the amount of $615.66.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loan was extended 4 months and new due date of 4/2016 maturity date of 06/2018 interest of $807.56	7/31/2017	6/16/2017
7001728	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/18/2017.  Borrower called regarding installment payment, borrower stated that he made the payment via auto bill pay from his bank on the 15th.  Borrower has stated that he made the payment the same way he has before.  Educated borrower on how bill pay works, checks are actually mailed and the check from bill pay has not yet been received.  Borrower was advised to follow up.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7001750	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/20/2016.  Borrower called in about not receiving billing statement. Servicer advised borrower will have to request it in writing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2007.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: 11/18/2014 borrower received a 3 month payment extension.	7/31/2017	6/20/2017
7001760	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/09/2017.  The borrower advised was obtaining their own home owner insurance. Noted on 06/19/2017 the insurance agent attempted to conference borrower on call for authorization to discuss the account, but the call was lost. Prior contact on 05/24/2017 the borrower completed a verbal application for loss mitigation due to not being able to make payment at that time.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2010 and there is no evidence of reaffirmation.  No case number provided in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7001769	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/21/2017.  Borrower call requesting an update on refinancing, assigned rep not available.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2005.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2005 and there is no evidence of reaffirmation.  08/XX/2016 Collection comments states Bankruptcy was filed 05/XX/2005 and discharged 08/XX/2005 and no additional information listed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001801	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/15/2017.  borrower did a one time draft for the balance of May 3rd’s payment.  Confirmation number provided.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/15/2017
7001817	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/26/2017.  Borrower called in to make a payment in the amount of $497.78 dated for 5/26/17.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2002.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/06/2002 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7001823	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/21/2017.  The last payment was received on 11/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/25/2017.  Agent phoned borrower but 3rd party answered and stated borrower is not there and possibly at work
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7001828	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2007.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/16/2017
7001886	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/19/2017.  Borrower called in for payoff quote
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001889	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/19/2017.  Payment was called in for $1,906.67, effective 06/24/2017.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7001918	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/29/2017.  Borrower called to make a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7001919	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/28/2017.  Borrower was reached and welcomed to Fay, drafter payment and informed borrower of late payments, late fees and how to complete ACH for future withdrawals. Transferred borrower for refinancing questions, borrower was advised that a mobile home would not qualify for refinancing and the loan amount would have to be increased to $50,0000
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 4-14-14 FAP II was denied.  A modification on 6-12-14 was also declined as the B’s income exceeded the program parameters.
Comments of 9-2-14 state interior condition assumed to be fair.  Older mobile home.
			Extension of 5-9-16 was for 4 mos. Account then due for 6-15-16 with maturity of 11-2018. A two month extension was done on 1-16-15.	7/31/2017	6/20/2017
7001930	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/15/2017.  The borrower called to schedule a draft payment in the amount of $505 on 06/17.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001931	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/21/2017.  On 3/21/17, the co-borrower called the servicer to make a one-time draft in the amount of $695.97.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/8/2017
7001934	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7001956	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/18/2017.  Third party called regarding loan. Agent advised that unable to provide any information to third party, will need to speak to borrower. Third party advised would make payment using automated system.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7001966	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/21/2017.  The borrower called in to schedule a payment in the amount of $1308.88
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7001969	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/08/2017.  The borrower called in and made a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7001972	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/19/2017.  Borrower called and provided new bank account information, rescheduled the may payment and NSF fee for 6/23/2017 and June payment and fee for 7/7/17.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  No bankruptcy case number provided in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7001978	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/08/2017.  The borrower called in to set up a payment.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7001985	3	[3] Verbal Dispute - No indication servicer ever responded and appears issue still active [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/19/2017. The dispute type is Verbal and the reason is Credit Reporting. The dispute is not resolved and the status indicates No indication servicer every responded and appears issue still active. Borrower states that credit was inaccurately reported
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/19/2017.  Borrower called to state that credit reporting was inaccurate. Borrower has a hardship that he would like to discuss with the account manager.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7001987	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/21/2016.  Authorized third party called agent advised to speak with Loss Draft department member and transferred the call.
5.27.2016  Borrower is on an extension as stated on 5.27.2016 with next due 7.1.2016 new maturity 6.2036.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 9.8.2016 there was a Loss Draft check from XXX $5664.96 documented as received 9.6.2016 for unknown. There were not any comments to evidence a property loss.	7/31/2017	6/12/2017
7002023	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/14/2017.  Televoice access call, borrower called in to make a payment in the amount of $14790.95 dated 6/14/17.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7002078	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 11/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/03/2017.  The borrower was called to be introduced to the servicer.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7002086	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/03/2017.  Borrower called to confirm installment for 10th of the month. Borrower also wanted to verify the date of which the May installment would be made.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/1/2017
7002098	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/06/2017.  Borrower called and indicated unable to make payment that was scheduled but will make the payment on 6/21. Agent asked the borrower about scheduling the payment now, borrower indicated will call back and schedule that day.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7002114	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/08/2017.  The borrower called because they wanted to be set up for auto ach, and was walked through on the website&registering.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7002125	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/22/2017.  The last payment was received on 11/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/17/2016.  Recent contact with borrower on 11/17/2016 shows a one time draft was completed with the effective date of 11/18/2016.  Borrower stated on 04/27/2016 they are returning the pre approved modification agreement. Reason for delinquency was cited on 04/27/2016 as being medical issues with multiple surgeries.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7002146	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/14/2017.  The last payment was received on 11/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/13/2017.  Borrower inquired about the escrow shortage amount made a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/13/2017
7002158	2	[2] Loan is in Bankruptcy	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/29/2017.  The last payment was received on 11/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  Agent and Borrower discussed intentions with the property. Borrower wanted to know if reaffirmation had been sent out yet. Agent advised it had not, but after the call realized one was sent on 05/31/2017
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/17/2017
7002159	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/28/2017.  The last payment was received on 11/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/02/2017.  Payment called in via IVR for $761.04, effective 06/02/2017.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2005.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2005 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7002162	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/21/2017.  Borrower called in to speak to agent on 06/21/2017 in regards to documents needed. Agent went over all the missing documents needed to proceed; borrower also stated sending a payment for $375 for 6/1 payment
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 06/02/2016 shows a quarterly sweep of the uncollected interest was completed per the AG Settlement.	7/31/2017	6/21/2017
7002185	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 09/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/05/2017.  Borrower called back regarding missed phone call. Borrower states that payment by money order was made. Agent advised funds are applied to past due amounts first. Borrower agreed to setting up draft over the phone.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/15/2017

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Unique Loan ID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
7002191	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/12/2017.  Borrower called to authorize a one time draft for the amount of $615.00.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/19/2017
7002192	2	[2] Loan is in Bankruptcy	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 09/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/02/2017.  Borrower called in to set up payment. Agent transferred call.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2013.  Plan confirmed 09/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7002207	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/22/2017.  Contact was made with an authorized 3rd party. They stated that the borrower is battling cancer and that their disability will not kick in until June. They made a payment and stated that they would try to make another payment next week.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 3 Payments Extended January 2015
			Foreclosure Moratorium FEMA Disaster declared on 11/04/16 for storms October 4 and continuing	7/31/2017	6/19/2017
7002209	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 10/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/07/2017.  Borrower stated will be making payment on the 10th or 25th
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2007.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/9/2017
7002213	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/15/2017.  The authorized third party, spouse, was contacted for payment arrangements. The authorized third party set up a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/15/2017
7002218	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/26/2017.  Borrower made a one time draft in the amount of $3523.84.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/7/2017
7002220	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/07/2017.  Borrower called in to advise that the March and April payments would be sent via mail.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Loan modified effective 08/XX/2016	7/31/2017	6/21/2017
7002225	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/07/2017.  Welcome call was made and information given to the borrower regarding where to mail payments, verified property is owner occupied.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7002238	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/28/2017.  The last payment was received on 11/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/14/2017.  The borrower contacted the servicer on 06/14/2017 to authorize a payment in the amount of $810.63.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2012 and there is no evidence of reaffirmation.  Bankruptcy filed and discharged prior to review period; no reference to chapter # filed, or the case # found in servicing comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/14/2017
7002298	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/03/2017.  The last payment was received on 11/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/04/2017.  Spoke to the borrower and explained the loan transfer. The account details were discussed and the borrower confirmed the property is owner occupied. The borrower requested to have the escrow shortage spread out over three years as they were not expecting the shortage and usually pay it with their tax return. A request was submitted. The borrower stated they will be mailing a payment.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/20/2017
7002304	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/12/2017.  The last payment was received on 11/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/10/2017.  Borrower stated recently lost her Sister and Father. Hoping to get the account caught up soon.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/3/2017
7002318	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 11/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/07/2016.  Borrower called in to inquire about a modification; agent advised to visit the website for loss mitigation information and sent a solicitation package.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/21/2017
7002322	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/05/2016.  Borrower contacted, one time draft scheduled in the amount of $2015 for 02/12/2016. Reason for default updated to excessive obligations. Agent offered borrower direct check plan for 4 additional payments but borrower declined, asked about options for 401K money and insurance money to get current. Borrower stated they were in between jobs and had no income for 3 weeks. Borrower wanted to get a hardship or refinance due to the late fees on the account, Agent explained a hardship would not change the late fees and currently no refinance options available.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 2 Payments Extended December 2014	7/31/2017	6/13/2017
7002331	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 11/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/03/2017.  Borrower called in for a one time draft of $1168.00
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/13/2017
7002356	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/07/2017.  Called borrower regarding April payment.  Borrower advised will make online by 4/16 and also stated working to get homeowner’s insurance.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/10/2017
7002374	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/29/2016.  A comment dated 09/29/2016 states the borrower made contact returning a call from the Servicer. The borrower was advised that the Servicer did not reach out to them.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7002390	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/26/2017.  Borrower called to change auto pay draft date to the 15th.  Servicer advised borrower to send email request and provided carbon copy email address.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 03/XX/2016 as the loan was modified.	7/31/2017	6/10/2017
7002395	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/09/2017.  Authorized third party called in and stated that since there was a homestead filed on the property it should not be escrowed for taxes.  Requested payoff at same time.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The loan was in foreclosure with borrower deceased and account handled by an attorney. Refinance attempt failed due to payoff amount and attorney sent in funds to reinstate. Funds were received around the same date as the loan went to sale; the foreclosure was unwound and the account brought current. It is unclear if the attorney is still involved with the account since all current contact is with the authorized third party, who is child of deceased. Notes of 05/26/2017 state servicer did not call as account is in litigation. This is the only reference to litigation and it is unclear what it concerns, since the account is current. Payoff was requested 02/09/2017 with date of 03/09/2017; no additional requests received.	7/31/2017	6/10/2017
7002487	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/25/2017.  At last contact, the borrower called in and paid the April and May 2017 payment over the phone.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/10/2017
7002548	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/08/2017.  Commentary indicates borrower contact was made, borrower was advised payment will be reversed. Call ended as there was no authorization of file to speak with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/10/2017
7002593	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/21/2017.  On 7/21/17, the borrower called the servicer to advise that a bunch of things have recently come up, including car repairs, and the July payment probably won’t be made until 8/3/17.  The borrower wanted to verify that this would not affect the modification.  The agent in charge of the account was not available, but the servicer transferred the borrower so a voicemail could be left.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/21/2017
7002609	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/12/2016.  The borrower inquired about a possible modification due to spouse unemployment; agent advised it would be unlikely to be approved due to the loan being current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7002686	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/10/2017.  Borrower asked about end of year tax form.  Servicer will have to request another one to go out.  Servicer provided the borrower with the amount.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  Unable to locate case number.  Unable to locate bankruptcy filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/28/2017
7002688	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/27/2017.  The borrower returned servicers call and advised made a payment for $468.28 and $435.10, the agent stated the deferment needs reversed.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7002712	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 04/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/07/2017.  Contact was made with the borrower. They stated that they are having money issues and won’t be able to make their June payment until later.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/10/2017
7002723	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 04/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/15/2017.  Borrower called and made a one time draft for $4421.67, plus $20.00 fee, effective 5/15/2017.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/10/2017
7002729	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/25/2017.  The borrower called in to speak with the account manager to discuss their payment and call was transferred to voicemail.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/10/2017
7002737	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/18/2016.  Contact was made to advise authorization needs physical signature in order to receive statements.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/17/2017
7002740	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2015.  Per notes on 6/16/2015 borrower advised to send documents back by 6.12.2015.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/10/2017
7002786	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/01/2017.  The last payment was received on 04/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/06/2017.  The servicer informed the borrower on 06/06/2017 that the account is paid up to date and there is no outstanding balance.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7002872	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/27/2017.  The last payment was received on 03/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/24/2017.  Commentary indicates borrower contact made. Borrower indicated two payments by mistake and wanted to make sure it was applied correctly. Borrower was advised that a payment is not due until 04/27 and there is a 10 day grace period. Borrower had no further questions. Commentary indicates there have been skip traces attempts.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/10/2017
7002893	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 03/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/13/2017
7002947	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 03/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/17/2017.  Borrower stated spouse takes care of the payments and said will check with spouse and call back, advised last payment was received 5/1/17
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7002959	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/06/2017.  Borrower has stated that she is upset because she received a tax lien for failure to pay.  Borrower was advised to fax in notice for review.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/1999.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/1999 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 6/9/17 states that the borrowers file was received for unemployment in the amount of $584.23.	7/31/2017	7/17/2017
7002968	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/31/2017.  Borrower said she will mail the payment today on 7/31/2017.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified prior to the review period.	7/31/2017	7/31/2017
7002972	2	[2] Loan is in Bankruptcy	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/27/2017.  The borrower informed the client that they will make their payment on 03/30/2017.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments dated 7/6/2017 indicate bankruptcy was filed 6/XX/02017. No additional information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/10/2017
7002975	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Per notes dated 10/02/2015, the co-borrower passed away on 06/18/2008.	7/31/2017	6/10/2017
7002978	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/12/2016.  Borrower stated a payment would be made via Western Union on the following Monday. Servicer advised there are no late fees charged on this account. No further questions or concerns.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number UTD.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.  Limited bankruptcy details provided, unable to determine case number.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/28/2017
7002984	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/05/2017.  Borrower made payment for $621.80 plus a $20 pay by phone fee, for a total of $641.80.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7002988	2	[2] Loan is in Bankruptcy	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/26/2016.  The last contact was made on 2/26/2016, in which the borrower indicated a payment was mailed yesterday.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The borrower’s plan was confirmed on 7/XX/16. No further bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	6/10/2017
7003000	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/31/2017.  The unauthorized third party and the borrower called in to inquire if money orders were accepted for payments. The third party was advised money orders are accepted. The borrower advised wants to set up a payment for August. The borrower was advised July payment is due.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Hardest Hit Funds were approved on 03/11/2016 and its funds are still being posted to the account as of the review date.	7/31/2017	7/31/2017
7003029	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/26/2017.  The borrower called: stating had sent the loss mitigation packet last week.  The customer also advised that has been working with the electric company as well as to try and find programs to help pay the bills.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	5/16/2017
7003036	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/24/2016. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Servicer responded and appears issue is closed.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/27/2017.  Borrower payment in the amount of $370.00 drafting on 08/09/2017.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/27/2017
7003047	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/22/2017.  The last payment was received on 04/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/17/2017.  The co-borrower called in and made a payment for July and scheduled one for August.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/28/2017
7003076	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/17/2017.  The servicer contacted the borrower to collect the $23.12 balance on the 07/04/2017 payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7003099	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 04/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/15/2017.  Both borrowers were conferenced on the call and borrower 2 wanted to make a payment but borrower was advised that account is 60 days past due and in pre-foreclosure status and a payment cannot be accepted. Agent explained loss mitigation process to borrower 1, borrower indicated the loss mitigation was never received, borrower was advised that another loss mitigation package would be requested. Borrower indicated excessive obligation is the reason for default.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings, which began on 05/XX/2015, were closed as the loan was modified.	7/31/2017	7/26/2017
7003128	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 03/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/30/2017.  Contact was made with an authorized 3rd party. They stated that the borrower works 3rd shift and to call back.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Payment history spread is incorrect.  System is advancing due date for small prepayments being applied to suspense and is not showing correct amount paid.
			Loan was modified prior to transfer of servicing.	7/31/2017	7/27/2017
7003173	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/17/2017.  Borrower was called as a courtesy to remind of the payments scheduled to bring the account current on 7/25/17, 8/10/7 and 8/25/17. Borrower indicated was driving, no questions.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loan modified prior to beginning of servicing notes. Notes indicate that the servicer is sometimes giving the bankruptcy disclaimer to the borrower but no specific bankruptcy had been mentioned in the notes provided and servicer appears to be making collection calls.	7/31/2017	7/31/2017
7003247	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/12/2017.  Borrower asked about pay history and possible refinance with lender.  Servicer advised will research and follow up with them to stretch out length of repayment for escrow shortage.  Borrower stated will provide payment date once they know more information about escrow payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The loan was modified prior to the review period.	7/31/2017	7/31/2017
7003262	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/30/2017.  Agent listened to voicemail call from 3rd party that stated  will make a payment on 6/22/2017
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7003290	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/31/2017.  Borrower called in to make payment. Reason for delinquency due to death of borrower’s mother.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7003399	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/31/2017.  Borrower called in to make payment to loan.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7003404	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/31/2017.  The borrower was called and confirmed that all the payments scheduled are okay.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7003477	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/11/2017.  The servicer called the borrower, but the borrower was at work and unable to speak.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7003516	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/21/2017.  The last payment was received on 04/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/24/2017.  Third party asked what was needed in order to be authorized on account. Servicer explained procedure. Third party disclosed they would have borrower call later that afternoon, or the next day. They disclosed that check was mailed on the 12th with the wrong account number.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7003578	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/15/2017.  The last payment was received on 04/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/24/2017.  The borrower called in to make payment arrangements. The borrower stated the reason for default as helping family member with medical bills. The borrower advised of updated tax bill they received and will be faxing a copy. The borrower scheduled payments for 7/24, 08/07, 08/15, 08/21, 09/04, 09/18 & 09/21
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7003588	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/31/2017.  Borrower advised Agent that another payment would not be made on account this month. Does not expect to have loan current until September.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	7/31/2017	7/31/2017
7003589	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 04/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/20/2017.  Agent contacted Borrower. Advised that payment was NSF. Borrower agreed to contact bank and will call back immediately.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The borrower currently has HHF payment assistance.	7/31/2017	7/27/2017

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